Schedule II Valuation and Qualifying Accounts (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	¥ 13,378	¥ 11,075	¥ 12,077
Addition- charged to income	1,347	3,574	1,460
Deduction bad debts written off	(2,789)	(1,787)	(1,824)
Translation adjustments and other	(459)	516	(638)
Balance at end of period	11,477	13,378	11,075
Finance Receivables
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,681	2,325	2,878
Addition- charged to income	938	1,436	398
Deduction bad debts written off	(1,284)	(1,523)	(978)
Translation adjustments and other	340	443	27
Balance at end of period	¥ 2,675	¥ 2,681	¥ 2,325